Stockholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 06, 2019	Nov. 21, 2019	Jul. 22, 2019	Dec. 10, 2018	Mar. 24, 2017	Mar. 24, 2019	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Nov. 30, 2019	Aug. 19, 2019	Aug. 16, 2019	Aug. 13, 2019	Jul. 12, 2019
Common stock, shares authorized										400,000,000	400,000,000	400,000,000
Common stock, par value										$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued										105,599,434	91,261,413	108,185,702
Class of warrant or right, outstanding			30,890,748								35,282,700	0
Common stock issuable upon warrant exercise											17,732,700
Treasury stock										728,548		728,548
Non-cash deemed dividend related to warrant exchange							$ 600		$ 645	$ 645
Aggregate Purchase Price of Class A common stock	$ 50,340									$ 50,340	$ 92,000
Shares outstanding										104,870,886	91,261,413	107,457,154
Proceeds from Stock issued in the underwritten public offering										$ 46,831
Proceeds from warrant excercises									$ 628	$ 628
Put Option
Warrant exercise price						$ 9.28
PIPE Investor [Member]
Class of warrant or right, outstanding																	4,100,000
Public Warrants [Member]
Class of warrant or right, outstanding				31,000,000						0
Common stock shares issued warrants excercised								54,626
Proceeds from warrant excercises								$ 628
Avista Merger [Member]
Common stock, shares issued											15,561,473
Class of warrant or right, outstanding											4,100,000
Warrant exercise price				$ 11.50
Conversion of debts into Shares				6,502,679
Warrants, Date exercisable				Dec. 10, 2018
IPO
Class of warrant or right, outstanding							29,950,150		29,950,150
Common stock issuable upon warrant exercise							2,845,280		2,845,280
Number of securities called by each warrant							0.095		0.095
Private Placement [Member]
Class of warrant or right, outstanding			4,100,000
Common stock issuable upon warrant exercise							389,501		389,501
Number of securities called by each warrant							0.095		0.095
Underwritten Public Offer [Member]
Common stock price per share		$ 5.00
Shares issued in the underwritten public offering	1,068,056
Proceeds from Stock issued in the underwritten public offering	$ 46,830
Other offering expense	$ 3,510
Underwritten Public Offer [Member] | Maximum
Shares issued in the underwritten public offering	1,350,000	1,350,000
Initial Shareholders And Other Holders | Founder Shares Transactions
Common Stock, Shares Agreed to Surrender Subjected to Satisfaction or Waiver of Certain Closing Conditions											6,359,007
Initial Shareholders And Other Holders | Private Placement Warrants
Common Stock, Shares Agreed to Surrender Subjected to Satisfaction or Waiver of Certain Closing Conditions											16,400,000
Joshua Tamaroff [Member]
Professional Fees										$ 1,725
Exchange offer | Public Warrants [Member]
Class of warrant or right, outstanding			30,890,748
Number of warrants exchanged for share issue			29,950,150
Amendment To The Warrant Agreement [Member]
Common stock issuable upon warrant exercise							80,451		80,451
Number of securities called by each warrant							0.0855		0.0855
Massachusetts Capital Resource Company Life Insurance Community Investment Initiative LLC [Member]
Warrant exercise price																$ 3.95
Common stock issuable upon warrant exercise																19,426
Common Class A
Common stock, shares authorized												400,000,000
Common stock, par value										$ 0.0001		$ 0.0001	$ 0.0001
Company issued acquisition of shares					728,548
Common stock, shares issued										105,599,434		108,185,702
Percentage of common stock outstanding as a result of warrant conversion							3.00%			3.00%
Common stock issuable upon warrant exercise							3,334,658		3,334,658
Common Class A | Avista Merger [Member] | Debt [Member]
Aggregate Purchase Price of common stock											$ 92,000
Common Class A | Underwritten Public Offer [Member]
Shares issued in the underwritten public offering		9,000,000
Common Class A | Underwritten Public Offer [Member] | Avista capital Partners IV LP [Member]
Shares issued in the underwritten public offering										6,000,000
Common Class A | Initial Shareholders And Other Holders | Avista Merger [Member]
Common stock, shares issued											1,390,993
Common Class A | Exchange offer
Common stock issuable upon warrant exercise										3,334,658
Common Class A | Exchange offer | PIPE Investor [Member]
Common stock issuable upon warrant exercise																	389,501
Common Class A | Exchange offer | Public Warrants [Member]
Common stock issuable upon warrant exercise														80,451	2,845,280
Number of securities called by each warrant			0.095											0.0855
Common Class A | Massachusetts Capital Resource Company Life Insurance Community Investment Initiative LLC [Member]
Warrant exercise price																$ 3.95
Common stock issuable upon warrant exercise																182,700
Maximum Shares Issuable Upon Warrant Exercise																182,700
Common Class B
Common stock, shares authorized										20,000,000
Common stock, par value										$ 0.0001
Preferred Stock
Common stock, shares authorized										1,000,000
Common stock, par value										$ 0.0001
Preferred shares, shares authorized												1,000,000
Preferred shares, par value (in dollar per share)												$ 0.0001
Redeemable Common Stock | Nutech Acquisition [Member]
Company issued acquisition of shares						728,548